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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ______
   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Charles Stewart Mott Foundation
Address:  503 S. Saginaw Street
          Flint, MI 48302-1820

Form 13F File Number: 28-05859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillip H. Peters
Title:  Secretary/Treasurer
Phone:  (810) 238-5651

Signature, Place, and Date of Signing:

/s/ Phillip H. Peters              Flint, MI                     11/13/12
----------------------       -----------------------       --------------------
      [Signature]                [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    ____________________       _______________________
       [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:             1
Form 13F Information Table Value Total:    $   18,996
                                           ----------
                                           (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      ____________________________________

    [Repeat as necessary.]

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FORM 13F INFORMATION TABLE

Column 1            Column 2       Column 3   Column 4       Column 5            Column 6     Column 7         Column 8
                                                         -------------------                              ----------------------
                                               Value     Shrs or   sh/  put/    Investment     Other        Voting Authority
Name of Issuer   Title of Class     Cusip     (x$1000)   Prn Amt   prn  call    Discretion    Managers    Sole     Shared   None
--------------   --------------   ---------    -------   -------   ---  ----    ----------    --------    -------  ------   ----
ISHARES S&P TR   S&P MIDCAP 400   464287507    18,996    192,500   sh           Sole                      192,500
                                               18,996

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